Annual Operating Expenses {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-09 - Dynamic Capital Appreciation Portfolio	Apr. 30, 2021
VIP Dynamic Capital Appreciation Portfolio-Initial VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%
VIP Dynamic Capital Appreciation Portfolio-Service VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.15%
Total annual operating expenses	0.78%
VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual operating expenses	0.93%